Derivatives - Currency Effects (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency [Abstract]
Year-on-year foreign currency transaction effects, including hedging impact, gain (loss) impact on pre-tax income	$ (69)	$ 180